Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

7.Leases

The Group’s operating leases mainly related to offices facilities and staff quarters. As of December 31, 2023 and 2024, the Group recognized the following items related to operating leases on its consolidated balance sheet:

	December 31, 2023	December 31, 2024
	RMB	RMB
Operating lease ROU assets	13,990	12,692
Operating lease liabilities, non-current	(3,936)	(4,424)
Operating lease liabilities, current	(10,351)	(8,240)
Total operating lease liabilities	(14,287)	(12,664)
Weighted average remaining lease term	1.5 years	1.6 years
Weighted average discount rate	5.7%	4.9%

The components of lease cost for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease cost	17,284	16,903	17,460
Short-term lease cost	10,974	12,895	9,706
Total lease cost	28,258	29,798	27,166

No lease cost was capitalized as part of the cost of another asset.

Supplemental cash flow information related to the operating leases was as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash payments for operating leases	17,910	18,257	17,754
Right-of-use assets obtained in exchange for operating lease liabilities	13,505	6,127	16,277

7.Leases (Continued)

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2024 is as follows:

RMB
2025	8,649
2026	3,793
2027	719
Total future lease payments	13,161
Impact of discounting remaining lease payments	(497)
Total lease liabilities	12,664

The increase of operating lease assets obtained in exchange for operating lease liabilities in 2024 was mainly due to the renewal of lease agreements that expired, and several new lease agreements signed by the Group in 2024. As of December 31, 2023 and 2024, the Group had no operating leases that had not yet commenced.